Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Disclosure of fees to auditors

	2020	2019	2018
	(US$ millions)
Audit fees	5.8	6.8	6.7
Audit related fees	0.5	1.3	0.4
Tax fees	0.1	0.1	0.2
Other fees	0.1	0.6	0.6
Total	6.4	8.8	7.7

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2020	2019	2018
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment, including (finance) leases	E.2.2.	(27)	17	(65)
Asset retirement obligations	E.2.2.	19	19	15
Financing activities
(Finance) Leases	C.4.	(1)	(1)	(43)
Share based compensation	B.4.1.	24	27	21

Disclosure of transactions between related parties	Transactions and balances with Cable Onda Partners companies are disclosed under 'Other' in the tables below given their individual immateriality.

Expenses from transactions with related parties	2020	2019	2018
	(US$ millions)
Purchases of goods and services from Miffin	(216)	(214)	(175)
Purchases of goods and services from EPM	(37)	(42)	(40)
Lease of towers and related services from HTA(i)	—	(146)	(28)
Other expenses	(57)	(10)	(1)
Total	(310)	(412)	(244)
(i) HTA ceased to be a related party on October 15, 2019. See note C.7.3. for further details.

Income and gains from transactions with related parties	2020	2019	2018
	(US$ millions)
Sale of goods and services to Miffin	327	306	284
Sale of goods and services to EPM	15	13	17
Other revenue	2	3	2
Total	343	322	303

As at December 31, the Company had the following balances with related parties:

	December 31
	2020	2019
	(US$ millions)
Liabilities
Payables to Guatemala joint venture(i)	231	361
Payables to Honduras joint venture(ii)	103	133
Payables to EPM	20	37
Payables to Panama non-controlling interests	1	—
Other accounts payable	1	—
Total	356	531
(i)    Shareholder loans bearing interest. Out of the amount above, $29 million are due over more than one year.
(ii)    Amount payable mainly consist of dividend advances for which dividends are expected to be declared later in 2021 and/or shareholder loans.

	December 31
	2020	2019
	(US$ millions)
Assets
Receivables from EPM	3	3
Receivables from Guatemala joint venture (i)	206	11
Receivables from Honduras joint venture (ii)	84	11
Receivables from Panama non-controlling interests	1	—
Receivable from AirtelTigo Ghana (iii)	—	43
Other accounts receivable	5	4
Total	299	73

(i) In October 2020, Millicom granted a shareholder loan of $193 million to Guatemala (out of which $39 million is due after more than one year as of December 31, 2020). The loan bears interests at 4% p.a. and is repayable by January 13, 2022, at the latest. Together with other shareholder and external financings, the proceeds were used to repay the $800 million aggregate principal amount of its outstanding 6.875% Senior Notes due 2024 (note A.2.2.).
(ii)    In November 2020, our operations in Honduras completed a shareholding restructuring whereby Telefonica Cellular S.A. acquired the shares of Navega S.A. de CV from its existing shareholders. The sale consideration will be payable in several installments with a final settlement in November 2023. As of December 31, 2020, $51 million out of a total receivable of $79 million is due after more than one year and therefore disclosed in non-current assets. The disposal also triggered the recognition of a net gain of $ 4 million, under ‘Other operating income (expenses), net’ in the Group's statement of income, corresponding to the portion of gain realized on the unrelated investors' interests in the joint venture (i.e. 33.33%).
(iii)    In 2020, and as a result of the significant deterioration of the credit risk of AirtelTigo Ghana, combined with other unfavorable economic factors, Millicom concluded that this related party loan was underperforming and should be impaired. As a consequence, the Group fully impaired this receivable of $45 million during the year, disclosed under ' Other operating income (expenses), net' in the income statement.